Schedule of generation indemnity receivable (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Installed capacity (MW) | MW	3,601.70
Net balance of assets based on historical cost	R$ 204
Net balance of assets based on fair value (replacement cost)	R$ 816
Usina Hidreletrica Tres marias [member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	396,000,000
Net balance of assets based on historical cost	R$ 71
Net balance of assets based on fair value (replacement cost)	R$ 413
Usina Hidreletrica Salto Grande [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	102,000,000
Net balance of assets based on historical cost	R$ 11
Net balance of assets based on fair value (replacement cost)	R$ 39
Usina Hidreletrica Itutinga [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	52,000,000
Net balance of assets based on historical cost	R$ 3
Net balance of assets based on fair value (replacement cost)	R$ 7
Usina Hidreletrica Camargos [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	46,000,000
Net balance of assets based on historical cost	R$ 8
Net balance of assets based on fair value (replacement cost)	R$ 23
Cemig P C H Piau [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	18.01
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 9
Cemig P C H Gafanhoto [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	14,000,000
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 10
Cemig P C H Peti [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	9.4
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Cemig P C H Dona Rita [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Sep. 2013
Installed capacity (MW) | MW	2.41
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 1
Cemig P C H Tronqueiras [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.5
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 12
Cemig P C H Joasal [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	8.4
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 8
Cemig P C H Martins [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.7
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig P C H Cajuru [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	7.2
Net balance of assets based on historical cost	R$ 4
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig P C H Paciencia [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4.08
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Cemig P C H Marmelos [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	July 2015
Installed capacity (MW) | MW	4,000,000
Net balance of assets based on historical cost	R$ 1
Net balance of assets based on fair value (replacement cost)	R$ 4
Usina Hidreletrica Volta Grande [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Feb. 2017
Installed capacity (MW) | MW	380,000,000
Net balance of assets based on historical cost	R$ 26
Net balance of assets based on fair value (replacement cost)	R$ 70
Usina Hidreletrica Miranda [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Dec. 2016
Installed capacity (MW) | MW	408,000,000
Net balance of assets based on historical cost	R$ 27
Net balance of assets based on fair value (replacement cost)	R$ 23
Usina Hidreletrica Jaguara [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Aug. 2013
Installed capacity (MW) | MW	424,000,000
Net balance of assets based on historical cost	R$ 40
Net balance of assets based on fair value (replacement cost)	R$ 174
Usina Hidreletrica Sao Simao [Member]
IfrsStatementLineItems [Line Items]
Concession expiration date	Jan. 2015
Installed capacity (MW) | MW	1,710,000,000
Net balance of assets based on historical cost	R$ 2
Net balance of assets based on fair value (replacement cost)	R$ 3